UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                Information Required of Institutional Investment
             Managers Pursuant to Section 13 (f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

                  Adopted in Release No. 34-14852, (P.81,610),
                         June 15, 1978, 43 F.R. 26700}

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bowman Capital Management, L.P.
Address: 1875 South Grant Street, Suite 600
         San Mateo, California 94402


13F File Number: 34-14852

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all amended items, statements and schedules remain true, correct and complete as previously filed.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Mateo and State of California on the 8th day of November 2002.

Name and 13F file number of ALL Institutional Investment managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order)

13F file number will be assigned to Institutional Investment managers after they file their first report.

Name            13F File No.:
1. None*


Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer

Phone:    650-287-2263


Signature, Place, and Date of Signing:

           Thomas Pindelski        San Mateo, California        November 8, 2002

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

* Bowman Capital Management, L.P. is deemed to exercise sole investment discretion with respect to securities held by the investment partnership which it serves as the general partner. Accordingly, such investment partnership has no separate requirements pursuant to Rule 13F-1.

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                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt            -----------------------
      Name of Issuer         Title of class   CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None
---------------------------  --------------   ---------    ---------    -------- --  ---- ------- --------   -------   ------   ----
ADC TELECOMMUNICATIONS INC   Common Stock     000886101            0        118  SH        Sole                 118
ALCATEL SA -SPONSORED ADR    ADR Stocks       013904305          915     393976  SH        Sole              393976
AMAZON.COM INC               Common Stock     023135106         2390     150000  SH        Sole              150000
AVICI SYSTEMS INC            Common Stock     05367L109            1       2201  SH        Sole                2201
BELL MICROPRODUCTS INC       Common Stock     078137106         6270    1500000  SH        Sole             1500000
BROADCOM CORP-CL A           Common Stock     111320107           19       1776  SH        Sole                1776
CIENA CORP                   Common Stock     171779101            0        112  SH        Sole                 112
CITIGROUP INC                Common Stock     172967101         1483      50000  SH        Sole               50000
EMC CORP                     Common Stock     268648102         6337    1386700  SH        Sole             1386700
EMMIS COMMUNICATIONS -CL A   Common Stock     291525103         2375     125000  SH        Sole              125000
HEWLETT-PACKARD CO.          Common Stock     428236103         1082      92746  SH        Sole               92746
I3 MOBILE INC                Common Stock     465713105            0        127  SH        Sole                 127
JUNIPER NETWORKS INC         Common Stock     48203R104           11       2327  SH        Sole                2327
MICROCHIP TECHNOLOGY INC     Common Stock     595017104         1023      50000  SH        Sole               50000
NEOFORMA.COM INC             Common Stock     640475505            0         18  SH        Sole                  18
OPENWAVE SYSTEMS INC         Common Stock     683718100            0        249  SH        Sole                 249
PAIN THERAPEUTICS INC        Common Stock     69562K100          259      65300  SH        Sole               65300
SILICON LABORATORIES INC     Common Stock     826919102         3849     210000  SH        Sole              210000
SOLECTRON CORP               Common Stock     834182107          485     229786  SH        Sole              229786
VERITAS SOFTWARE CORP        Common Stock     923436109         1103      75000  SH        Sole               75000
